Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

6. Equipment Line of Credit

In November 2015, the Company entered into a Loan and Security Agreement (“Equipment Line of Credit”) with SVB that provided for cash borrowings for equipment (“Equipment Advances”) of up to $2.0 million, secured by the equipment financed. Under the terms of the agreement, interest is equal to 1.25% above the Prime Rate. At March 31, 2018, the interest rate was 6.00%. Interest only payments are due on borrowings through November 30, 2016, with both interest and principal payments commencing in December 2016. All unpaid principal and interest on each Equipment Advance will be due on November 1, 2019. The Company has an obligation to make a final payment equal to 7% of total amounts borrowed at the loan maturity date. The Company is also subject to certain affirmative and negative covenants under the Equipment Line of Credit.

On June 20, 2017, the Company received a Notice of Event of Default (“Default Letter”) from SVB which stated that Events of Default had occurred and SVB will decide in its sole discretion whether or not to exercise rights and remedies. The Company does not agree that the loan is in Default, but pursuant to the Default Letter from SVB, the Company classified the entire balance of $1,174,989 as a current liability as of March 31, 2018 and also recorded accrued interest at a default rate. The Company recorded $24,236 in interest expense related to the Equipment Line of Credit during the three months ended March 31, 2018.

The Company paid off the Equipment Line of Credit on April 6, 2018. Refer to Note 10 to the condensed consolidated financial statements for further information.

8. Debt

Equipment Line of Credit

In November 2015, the Company entered into a Loan and Security Agreement (“Equipment Line of Credit”) with Silicon Valley Bank that provided for cash borrowings for equipment (“Equipment Advances”) of up to $2.0 million, secured by the equipment financed. Under the terms of the agreement, interest is equal to 1.25% above the Prime Rate. At December 31, 2017, the interest rate was 5.75%. Interest only payments are due on borrowings through November 30, 2016, with both interest and principal payments commencing in December 2016. Any equipment advances after November 30, 2016 are subject to principal and interest payments immediately over a 36-monthperiod following the advance. All unpaid principal and interest on each Equipment Advance will be due on November 1, 2019. The Company has an obligation to make a final payment equal to 7% of total amounts borrowed at the loan maturity date.

On June 20, 2017, the Company received a Notice of Event of Default (“Default Letter”) from SVB which stated that Events of Default had occurred and SVB will decide in its sole discretion whether or not to exercise rights and remedies. Pursuant to the Default Letter, the Company has classified the entire balance of $1,331,515 as a current liability as of December 31, 2017 and also started recording accrued interest at a default rate. The Company recorded $232,765 in interest expense related to the Equipment Line of Credit during the year ended December 31, 2017. The Company is currently working with lender for resolution.

Loan and Security Agreement

In June 2014, the Company entered into a $15,000,000 loan and security agreement (“Agreement”) with two banks pursuant to which the lenders provided the Company with a term loan, which was funded at closing. In connection with the loan, each of the lenders received a warrant to purchase up to an aggregate of 7,123 shares of the Company’s common stock at an exercise price of $42.12 per share, which such warrants are exercisable for ten years from the date of issuance. On July 20, 2016, the Company signed the 5th Amendment to Loan and Security Agreement (“Amendment”) to refinance its existing term loan. Under the Amendment, the interest rate was adjusted to 3.75% plus the Wall Street Journal Prime Rate (subject to a floor of 7.25%). The Company is required to make interest only payments on the outstanding amount of the loan on a monthly basis through September 1, 2017, after which equal monthly payments of principal and interest are due until the loan maturity date of February 1, 2020. In addition, the lenders received a warrant to purchase an aggregate 2,583 shares of the Company’s common stock at an exercise price of $58.08 per share exercisable for ten years from the date of issuance. As of December 31, 2017, warrants to purchase 6,144 shares of common stock remains outstanding, of which 3,562 of these warrants were in connection with the original Agreement.

On June 1, 2017, the Company received a Notice of Event of Default from the lenders which stated that Events of Default had occurred and all of the obligation under the Agreement were immediately due and payable. On June 6, 2017, the lenders took the total pay-off amount of $16,668,583 for the principal, interest, final payment, and other amounts out of the Company’s bank accounts which satisfied all of the Company’s outstanding obligations under the Agreement. Accordingly, the Agreement was terminated in June 2017. Upon termination of the Agreement, the prepayment fee of $450,000, unamortized debt discount of $400,562 and unamortized final fee of $738,196 were recorded as loss on debt extinguishment. The Company recorded total interest expense of $801,173 related to the Agreement during the year ended December 31, 2017.